Dividends	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends	Dividends
The following dividends were declared by the Company during the year ended December 31, 2024:

Record date	Payment date	Cash dividend per share	Total dividend amount (in thousands $)
November 18, 2024 - Regular dividend Q3 2024	December 3, 2024	$0.30	7,749
August 19, 2024 - Regular dividend Q2 2024	September 3, 2024	$0.25	6,466
May 21, 2024 - Regular dividend Q1 2024	June 5, 2024	$0.25	6,466
March 4, 2024 - Regular dividend Q4 2023	March 19, 2024	$0.25	6,466
Dividends declared in 2024 (1)			27,147
(1) Subsequent to year end, on February 25, 2025, a regular dividend of $0.30 per common share was declared for the quarter ended December 31, 2024. This dividend is payable on March 25, 2025 to shareholders of record at the close of business on March 10, 2025.